REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of regulatory requirements

Capital requirement as of March 31, 2026	Minimum regulatory capital requirements HK$’000	Capital level maintained HK$’000

Bluemount Securities Limited	3,000	5,160
BAML[1]	100	258

Capital requirement as of March 31, 2025	Minimum regulatory capital requirements HK$’000	Capital level maintained HK$’000

Bluemount Securities Limited	3,000	4,532
BAML[1]	100	611